UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Municipal Income Trust

4/30/08

MFM-SEM

MFS® Municipal Income Trust

CONTACT INFORMATION	BACK COVER

New York Stock Exchange Symbol:  MFM

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 16, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Top five industries (i)
Healthcare Revenue — Hospitals	30.1%
Healthcare Revenue — Long Term Care	10.9%
Tobacco	6.3%
Tax Assessment	6.0%
Industrial Revenue — Airlines	5.5%

Credit quality of bonds (r)
AAA	12.5%
AA	3.3%
A	8.3%
BBB	28.7%
BB	8.4%
B	8.1%
CCC	2.2%
CC (o)	0.0%
C	0.1%
Not Rated	28.4%

Portfolio facts
Average Duration (d)(i)	9.9
Average Life (i)(m)	15.8 yrs.
Average Maturity (i)(m)	18.8 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BBB+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(o)	Less than 0.1%.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 4/30/08.

Percentages are based on net assets, including preferred shares, as of 4/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Gary Lasman	—	Investment Officer of MFS; employed in the investment management area of MFS since 2002; Portfolio Manager of the Fund since April 2006.

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment management area of MFS since 1993. Portfolio Manager of the Fund since July 2004.

PERFORMANCE SUMMARY THROUGH 4/30/08

All results are historical. Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

Price Summary Six Months Ended 4/30/08
	Date	Price
Net Asset Value	4/30/08	$7.06
	10/31/07	$7.69
New York Stock Exchange Price	4/30/08	$7.49
	2/12/08 (high) (t)	$7.58
	12/27/07 (low) (t)	$6.71
	10/31/07	$7.31

Total Returns vs Benchmarks

Six Months Ended 4/30/08

New York Stock Exchange Price (r)	5.80%
Net Asset Value (r)	(5.20)%
Lehman Brothers Municipal Bond Index (f)	1.47%

(f)	Source: FactSet Research Systems Inc.

(r)	Includes reinvestment of dividends and capital gain distributions.

(t)	For the period November 1, 2007 through April 30, 2008.

Index Definition

Lehman Brothers Municipal Bond Index – a market capitalization-weighted index that measures the performance of the tax-exempt bond market.

It is not possible to invest directly in an index.

Notes to Performance Summary

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

Performance Summary – continued

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income exempt from federal income tax, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund invests, under normal market conditions, at least 80% of its net assets, including assets attributable to preferred shares and borrowings for investment purposes, in municipal bonds (debt securities issued by or on behalf of states, territories, possessions of the United States, District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax). This policy may not be changed without shareholder approval. Interest from the fund’s investments may be subject to the federal alternative minimum tax.

MFS may invest 25% or more of the fund’s total assets in municipal instruments that finance similar projects, such as those relating to education, healthcare, housing, utilities, water, or sewers.

MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

The fund uses leverage through the issuance of preferred shares and investing the proceeds pursuant to its investment strategies.

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Municipal instruments can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes and the financial condition of the issuers and/or insurers of municipal instruments. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicator’s in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. To the extent that investments are purchased with the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the prospectus for further information regarding these and other risk considerations. A copy of the fund’s prospectus is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows Common shareholders to reinvest either all of the distributions paid by the Fund or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount of $100 or more in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the Fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the Plan, or if you have any questions, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the Fund) at www.computershare.com, by calling 1-800-637-2304 or by writing to P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the Fund and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

The following changes in the Plan will take effect on November 1, 2008:

•	If shares are registered in your own name, new shareholders will automatically participate in the Plan unless you have indicated that you do not wish to participate.
•	You can buy shares of the fund through the Plan Agent on a quarterly basis in January, April, July and October. Contact the Plan Agent for further information.

Dividend Reinvestment and Cash Purchase Plan – continued

•	If you withdraw from the Plan you will have three options with regard to shares held in the Plan:
•

Your full non-certificated shares will be held by the Plan Agent in your account in book-entry form and a check will be issued for the value of any fractional shares, less any applicable fees and brokerage charges.

•	The Plan Agent will sell all full and fractional shares and send the proceeds via check to your address of record. A service fee and a brokerage charge will be deducted from the proceeds.
•	If you opt to sell your shares through an investment professional, you may request your investment professional to transfer shares electronically from your Plan account to your brokerage firm account.
•	The Plan may be amended or terminated on 30 days’ written notice to Plan participants.

PORTFOLIO OF INVESTMENTS

4/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 146.5%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 5.6%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$325,000	$296,114
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	88,523
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	675,000	587,168
Chicago, IL, O’Hare International Airport Rev., FSA, 5.75%, 2022 (u)	3,000,000	3,050,340
Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016	3,125,000	3,238,655
Port Authority NY & NJ, Special Obligation Rev. (JFK International), MBIA, 5.75%, 2022	7,000,000	7,153,439
Seattle, WA, Airport Trust Rev., FGIC, 5.625%, 2018 (f)	1,500,000	1,534,604

		$15,948,843
General Obligations - General Purpose - 0.6%
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	$1,945,000	$846,580
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	1,915,000	732,755

		$1,579,335
General Obligations - Schools - 0.4%
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2031	$555,000	$151,370
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2034	415,000	95,005
DeSoto, TX, Independent School District, School Building, PSF, 0%, 2036	555,000	112,947
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027	955,000	334,287
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029	965,000	297,952
Santa Clarita Community College District, CA, Election 2006, MBIA, 0%, 2030	595,000	177,255

		$1,168,816
Healthcare Revenue - Hospitals - 44.0%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$600,000	$564,791
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health Systems), “B”, 6.75%, 2010 (c)	500,000	541,284

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	$2,000,000	$2,355,359
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	1,905,000	1,570,481
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	1,055,000	866,049
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	1,000,000	1,177,679
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	500,000	539,514
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	1,500,000	1,524,854
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, ETM, 7.75%, 2010 (c)	445,000	477,462
California Statewide Communities Development Authority Rev. (Childrens Hospital), 5%, 2047	550,000	447,057
California Statewide Communities Development Authority Rev. (Sutter Health), “B”, 5.25%, 2048	2,300,000	2,258,416
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	205,000	182,694
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	83,321
California Statewide Communties Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	1,210,000	1,265,793
California Valley Health Systems, COP, 6.875%, 2023 (d)	700,000	483,000
Cass County, MO, Hospital Rev., 5.625%, 2038	340,000	312,225
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	135,000	134,330
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	955,000	913,152
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	325,000	326,079
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	105,000	106,392
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital), 6.75%, 2021	1,625,000	1,688,521
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	895,000	906,098
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	275,000	219,027
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.), 5%, 2026	40,000	34,392

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.6%, 2011 (c)	$1,000,000	$1,118,690
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	675,000	764,100
Crittenden County, AR, Hospital Rev., 7%, 2020	1,030,000	1,137,079
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	1,330,000	1,380,513
Delaware Health Facilities Authority Rev. (Nanticoke Memorial Hospital), 5.625%, 2032	1,250,000	1,130,600
Denver, CO, Health & Hospital Authority Rev., “A”, 6%, 2011 (c)	250,000	276,293
District Columbia Hospital Rev. (Childrens Hospital Obligations Group), FSA, 5.25%, 2045	1,035,000	1,034,917
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	1,310,000	1,310,760
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	1,275,000	1,013,383
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	250,000	243,575
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	295,000	282,516
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	170,000	143,473
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	150,000	129,981
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	755,000	839,477
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	1,000,000	1,006,210
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital), 6%, 2011 (c)	900,000	1,000,080
Houston County, AL, Health Care Authority Rev., AMBAC, 6.25%, 2009 (c)	2,000,000	2,129,400
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)	875,000	953,129
Illinois Finance Authority Rev. (Childrens Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	1,140,000	1,115,775
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	410,000	333,162
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	2,220,000	1,929,713
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	3,025,000	3,382,101
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), Unrefunded Balance, “A”, 6.375%, 2031	965,000	961,980

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	$1,000,000	$1,017,820
Indiana Health & Educational Facilities Authority, Hospital Rev. (St. Francis), FSA, 5.25%, 2041	225,000	227,615
Jefferson County, IA, Hospital Authority Rev. (Jefferson County Hospital), “C”, 5.8%, 2032	895,000	835,456
Johnson City, TN, Health, Educational Facilities Board & Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	660,000	610,309
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	440,000	418,532
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	475,000	459,838
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	1,965,000	2,163,426
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,133,789
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	1,725,000	1,787,342
Lauderdale County & Florence, AL, Health Care Authority Rev. (Coffee Health Group), MBIA, 5.625%, 2021	3,000,000	3,145,080
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,525,000	1,417,533
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	110,000	100,988
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	110,000	99,576
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2025	1,105,000	1,029,948
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2034	935,000	847,372
Madison County, ID Hospital Rev., COP, 5.25%, 2026	220,000	195,958
Madison County, ID, Hospital Rev., COP, 5.25%, 2037	310,000	258,438
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	380,000	372,343
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,070,000	982,463
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital), 6.5%, 2010 (c)	1,500,000	1,641,960
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	140,000	133,307
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	285,000	278,833

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	$1,900,000	$1,897,549
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	500,000	506,970
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “B”, 6.5%, 2012	600,000	627,888
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,400,000	1,389,962
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire Health), “B”, 6.375%, 2034	640,000	638,720
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	445,000	431,076
Meeker County, MN, Gross Rev., Hospital Facilities (Memorial Hospital), 5.75%, 2027	180,000	169,745
Meeker County, MN, Gross Rev., Hospital Facilities (Memorial Hospital), 5.75%, 2037	385,000	349,642
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	810,000	801,827
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	995,000	1,014,353
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	1,020,000	857,942
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	65,000	62,525
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	225,000	199,060
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,135,000	986,065
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	435,000	441,473
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.625%, 2010	390,000	391,338
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	340,000	348,174
Neosho County, KS, Hospital Authority Rev., “A”, 5.15%, 2031	230,000	194,902
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	440,000	495,726
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	325,000	348,855
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	880,000	993,687
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	120,000	121,242

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	$1,010,000	$971,307
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	3,000,000	3,054,450
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	100,000	92,619
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	440,000	378,255
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	560,000	528,259
New York Dormitory Authority Rev. (NYU Hospitals Center), “B”, 5.25%, 2024	450,000	427,401
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	485,000	464,887
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,395,000	1,303,725
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	1,000,000	1,135,970
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	850,000	821,687
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	1,665,000	1,709,589
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Hospital), “A”, 5.5%, 2030	590,000	541,886
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	505,000	574,998
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,560,000	1,768,463
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2021	245,000	261,888
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014	955,000	961,790
Salida, CO, Hospital District Rev., 5.25%, 2036	1,675,000	1,362,730
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), INFLOS, ETM, AMBAC, 9.823%, 2020 (c)(p)	600,000	602,292
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev., Refunded Balance (Methodist Healthcare), 6.375%, 2012 (c)	625,000	707,981
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	185,000	208,634
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	315,000	355,241
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	375,000	424,789

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032	$165,000	$154,504
South Carolina Jobs & Economic Development Authority (Bon Secours-St. Francis Medical Center, Inc.), 5.625%, 2012 (c)	150,000	166,085
South Carolina Jobs & Economic Development Authority (Bon Secours-St. Francis Medical Center, Inc.), 5.625%, 2030	560,000	564,990
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	835,000	843,049
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	670,000	670,389
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	60,000	59,414
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	870,000	818,070
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center), 5.25%, 2018	1,400,000	1,367,408
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligations Group), 5.25%, 2036	1,085,000	922,131
Steubenville, OH, Hospital Authority Rev. (Trinity Health Center), 6.5%, 2010 (c)	1,300,000	1,422,226
Sullivan County, TN, Health Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,115,000	985,950
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020	3,085,000	3,130,041
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	700,000	707,112
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	1,000,000	1,008,470
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	1,250,000	1,298,313
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	985,000	873,547
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	810,000	720,017
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	600,000	615,552
Valley, AL, Special Care Facilities, Financing Authority Rev. (Lanier Memorial Hospital), 5.6%, 2016	600,000	600,420
Vigo County Hospital Authority Rev. (Union Hospital), 5.75%, 2042	220,000	190,487
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	1,035,000	893,660

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	$1,500,000	$1,702,770
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	1,400,000	1,282,526
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	1,115,000	1,115,457
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032	1,000,000	1,008,500
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	195,000	187,218
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	170,000	170,306
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,260,825
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	1,500,000	1,603,620
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	1,000,000	1,026,180
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,135,000	979,925
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	615,000	626,697
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	750,000	709,215

		$125,365,439
Healthcare Revenue - Long Term Care - 15.9%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	$345,000	$348,761
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	750,000	930,075
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.125%, 2016 (d)	1,085,000	737,800
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology), 8.5%, 2026 (d)	2,405,000	1,635,400
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	170,000	153,430
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	225,000	194,843
Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann’s Choice, Inc.), 6.125%, 2025	430,000	409,085
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.) ETM, 10%, 2012 (c)	320,000	369,830

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	$150,000	$143,024
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	575,000	580,693
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	755,000	657,998
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	395,000	351,542
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,000,000	982,830
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2010 (c)	1,830,000	2,066,143
Colorado Health Facilities Authority Rev. (Evangelical), 6.9%, 2025	1,170,000	1,250,040
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	720,000	851,371
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	280,000	331,089
Duluth, MN, Housing & Redevelopment Authority (Benedictine Health Center), 5.875%, 2033	165,000	150,092
Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian), 7.125%, 2011 (c)	1,000,000	1,139,510
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	330,000	299,709
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5.125%, 2042	1,750,000	1,313,270
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2027	1,000,000	844,730
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	215,000	170,680
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	1,835,000	1,764,297
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	500,000	535,350
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	590,000	516,114
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	540,000	445,052
Illinois Finance Authority Rev. (Clare at Water Tower), “A”, 6%, 2025	490,000	457,817
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	1,000,000	862,050
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	1,270,000	1,079,106
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	490,000	433,332

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	$520,000	$452,847
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012	210,000	208,043
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities), “A”, 5.55%, 2041	230,000	189,895
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	1,130,000	1,353,367
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	800,000	720,984
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	895,000	873,439
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.4%, 2027	585,000	513,279
James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), “A”, 5.5%, 2037	940,000	787,842
Lancaster County, PA, Hospital Authority Rev. (Brethren), 6.5%, 2040	615,000	606,445
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village), 5.375%, 2027	420,000	364,287
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village), 5.5%, 2039	720,000	602,834
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)	500,000	574,955
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009 (c)	680,000	701,712
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	1,270,000	1,142,314
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	340,000	299,948
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	85,000	74,145
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	1,815,000	1,832,188
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	1,195,000	1,137,449
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	231,783
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	510,000	466,834
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	530,000	463,665
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	715,000	593,257

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	$1,000,000	$1,005,060
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	125,000	117,716
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	110,000	101,335
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	320,000	266,230
Rochester, MN, Housing & Healthcare Rev. (Madonna Towers of Rochester, Inc.), 5.875%, 2028	245,000	236,107
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	490,000	417,960
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	105,000	86,962
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	350,000	298,512
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	820,000	777,557
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	515,000	478,152
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	470,000	414,023
South Carolina Jobs & Economic Development Authority Rev., First Mortgage (Lutheran Homes of South Carolina), 5.5%, 2028	230,000	197,356
South Carolina Jobs & Economic Development Authority Rev., First Mortgage (Lutheran Homes of South Carolina), 5.625%, 2042	150,000	123,212
Stark County, ND, Healthcare Housing Rev. (Benedictine Living Communities, Inc.), 6.75%, 2033	325,000	309,634
Sterling, IL (Hoosier Care), 7.125%, 2034	690,000	661,262
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	500,000	465,455
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	460,000	412,284
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	1,075,000	983,926
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2027	215,000	189,034
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2038	1,120,000	941,965
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 5.9%, 2027	175,000	163,321
Wisconsin Health & Educational Facilities Board Rev. (All Saints Assisted Living Project), 6%, 2037	340,000	310,376

		$45,154,014

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Human Services - 3.4%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027	$210,000	$190,823
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036	325,000	286,137
Colorado Educational & Cultural Facilities Authority (Cerebral Palsy Project), “A”, 6.25%, 2036	500,000	469,330
Iowa Finance Authority, Community Provider (Boys & Girls Home), 6.25%, 2008 (c)	500,000	512,020
Lehigh County, PA, General Purpose Authority (Kidspeace Corp.), 6%, 2023	3,000,000	2,695,500
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	500,000	485,640
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	375,000	325,474
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	1,100,000	1,095,809
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	115,000	116,127
New York, NY, Industrial Development Agency, Civic Facility Rev. (A Very Special Place), “A”, 5.75%, 2029	1,000,000	868,450
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 2017	1,030,000	1,029,186
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.75%, 2011	365,000	377,195
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	1,083,510
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	292,000	292,368

		$9,827,569
Industrial Revenue - Airlines - 8.0%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$1,240,000	$725,338
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	2,390,000	1,448,961
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	1,425,000	856,026
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,320,000	2,421,907
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	925,000	730,260
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), “E”, 6.75%, 2029	1,810,000	1,612,674

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7.5%, 2024	$850,000	$809,039
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	580,000	485,060
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,478,278
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	9,040,000	8,773,410
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	430,000	421,314
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 7.25%, 2008	100,000	99,999
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 8%, 2012	300,000	299,322
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.), “B”, 6%, 2035 (a)	2,500,000	2,496,200

		$22,657,788
Industrial Revenue - Chemicals - 1.0%
Louisiana, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	$1,000,000	$980,870
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,920,000	1,781,683

		$2,762,553
Industrial Revenue - Environmental Services - 2.7%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$1,000,000	$932,090
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	1,000,000	972,090
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	220,000	178,842
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)	750,000	705,173
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.), 6.85%, 2029 (a)	850,000	875,135
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	440,000	373,881
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,649,813
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	440,000	384,344

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Environmental Services - continued
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	$1,000,000	$957,080
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	885,000	705,911

		$7,734,359
Industrial Revenue - Metals - 0.2%
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030 (a)	$650,000	$668,954

Industrial Revenue - Other - 4.8%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC Project), 7.5%, 2018	$840,000	$767,878
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	440,000	434,218
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	620,000	566,122
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	1,750,000	1,628,883
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,000,000	1,016,360
New Jersey Economic Development Authority Rev. (Gloucester Marine), “C”, 6.5%, 2015	700,000	717,675
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	430,000	424,384
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	620,000	539,400
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (a)(n)	1,270,000	1,346,022
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (a)(n)	580,000	614,719
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	2,000,000	2,018,200
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	3,255,000	3,257,962
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	385,000	362,709

		$13,694,532
Industrial Revenue - Paper - 5.4%
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa Packaging), “A”, 6.55%, 2025	$1,000,000	$924,480

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - continued
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	$155,000	$127,333
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	2,150,000	1,656,511
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “A”, 6.25%, 2012 (c)	1,000,000	1,117,270
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	500,000	552,535
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	850,000	760,266
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	525,000	410,256
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024	3,335,000	3,303,985
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	2,000,000	2,141,480
Navajo County, AZ, Industrial Development Authority Rev. (Stone Container Corp.), 7.2%, 2027	880,000	838,834
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014	800,000	811,600
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	640,000	617,114
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019	1,870,000	1,538,935
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019	700,000	573,629

		$15,374,228
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
Mashantucket Western Pequot Tribe, CT, “A”, 5.5%, 2036 (n)	$500,000	$433,865
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	900,000	905,949
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019	420,000	417,892
Seminole Tribe, FL, Special Obligation, “A”, 5.25%, 2027 (n)	515,000	464,484
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	275,000	242,292

		$2,464,482
Miscellaneous Revenue - Other - 3.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), XLCA, 5.25%, 2024	$220,000	$211,803
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.6%, 2011 (c)	400,000	436,152

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	$600,000	$655,746
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	775,000	656,975
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Cleveland City), “B”, 4.5%, 2030	870,000	739,935
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	180,000	170,770
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), “E”, 5.6%, 2025	135,000	133,105
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035	225,000	191,565
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 2035 (a)	830,000	807,291
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	1,179,912
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	1,970,000	1,997,619
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	545,000	527,724
Riversouth, OH, Authority Rev. (Lazarus Building) “A”, 5.75%, 2027	1,125,000	1,057,095
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	275,000	275,421
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	185,000	175,378
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	160,000	151,213
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	915,000	840,245
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “B”, 4.8%, 2035	265,000	225,621
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	90,000	82,616

		$10,516,186
Multi-Family Housing Revenue - 4.7%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$210,000	$190,468
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	390,000	352,564
Charter Mac Equity Issuer Trust, FHLMC, 7.1%, 2009 (a)(n)	1,000,000	1,038,760
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	2,000,000	2,141,260
GMAC Municipal Mortgage Trust, “B-1”, 5.6%, 2039 (a)(n)	1,000,000	967,930
GMAC Municipal Mortgage Trust, “C-1”, 5.7%, 2040 (a)(n)	500,000	479,530

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (a)	$465,000	$431,013
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	511,415
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	1,095,000	1,038,772
MuniMae TE Bond Subsidiary LLC, 6.875%, 2009 (a)(n)	2,000,000	2,063,780
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (n)	1,000,000	1,009,100
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, FHA, 5.15%, 2048	445,000	403,393
San Bernardino County, CA (Equity Residential/Redlands), “A”, 5.2%, 2029 (a)	2,000,000	2,054,980
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	670,000	642,101

		$13,325,066
Sales & Excise Tax Revenue - 0.1%
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	$350,000	$339,689

Single Family Housing - Local - 1.7%
Cook County, IL, Single Family Mortgage Rev., “A”, 0%, 2015	$15,000	$4,005
Corpus Christi, TX, Housing Finance Authority Rev., “B”, 0%, 2011	1,430,000	707,836
Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., MBIA, 0%, 2016	1,835,000	772,462
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.3%, 2032	475,000	480,634
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	185,000	191,351
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.75%, 2030	270,000	274,409
Jefferson Parish, LA, Single Family Mortgage Rev., “D”, GNMA, 5%, 2038	570,000	530,664
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	140,000	130,543
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	290,000	289,899
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	295,000	307,222
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	130,000	134,402
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	275,000	278,792

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - continued
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	$500,000	$510,925
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	190,000	194,625

		$4,807,769
Single Family Housing - State - 1.4%
Colorado Housing & Finance Authority Rev., “A-2”, AMBAC, 6.6%, 2028	$265,000	$266,619
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	140,000	142,624
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	150,000	155,049
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	65,000	66,820
Colorado Housing & Finance Authority Rev., “D-2”, 6.9%, 2029	290,000	296,740
Georgia Housing & Finance Authority Rev., 5.65%, 2021	120,000	121,489
Louisiana Housing Finance Agency, Single Family Mortgage Rev., GNMA, 6.4%, 2032	10,000	10,082
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	225,000	228,996
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	120,000	123,570
Nebraska Investment Finance Authority Single Family Mortgage Rev., 0%, 2015	3,275,000	1,693,765
Nebraska Investment Finance Authority, “C”, GNMA, 6.25%, 2021	20,000	20,176
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	65,000	65,821
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	740,000	696,695

		$3,888,446
Solid Waste Revenue - 1.2%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$610,000	$637,981
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	2,850,000	2,816,456

		$3,454,437
State & Agency - Other - 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$200,000	$194,594
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	900,000	855,927

		$1,050,521
State & Local Appropriation - 1.0%
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%, 2016	$2,600,000	$2,800,564

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - 0.2%
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030	$650,000	$655,356

Tax - Other - 2.0%
Black Hawk, CO, Device Tax Rev., 5%, 2010	$80,000	$80,785
Black Hawk, CO, Device Tax Rev., 5%, 2013	55,000	54,839
Black Hawk, CO, Device Tax Rev., 5%, 2015	170,000	166,122
Dade County, FL, Special Obligations Rev., Capital Appreciation Bond, “B”, AMBAC, 0%, 2008 (c)	15,080,000	3,349,117
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2024	340,000	332,795
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029	615,000	602,257
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031	270,000	254,815
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2034	410,000	398,659
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	500,000	507,415

		$5,746,804
Tax Assessment - 8.7%
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016	$465,000	$412,962
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	620,000	487,618
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	230,000	207,869
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	815,000	722,555
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	550,000	496,018
Belmont Community Development District, FL, Capital Improvement Rev., “B”, 5.125%, 2014	970,000	866,171
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	235,000	207,571
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011	495,000	481,501
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	305,000	260,467
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	410,000	390,140
East Homestead Community Development District, FL, Special Assessment, “B”, 5%, 2011	165,000	155,602

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	$215,000	$194,472
Fishhawk Community Development District, FL, 5.125%, 2009	345,000	342,899
Grand Bay at Doral Community Development, FL, “A”, 6%, 2039	170,000	145,013
Grand Bay at Doral Community Development, FL, “B”, 6%, 2017	995,000	920,057
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	590,000	531,820
Homestead 50 Community Development District, FL, “A”, 6%, 2037	680,000	580,516
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013	310,000	294,221
Katy, TX, Development Authority Rev., “B”, 5.8%, 2011	655,000	655,439
Katy, TX, Development Authority Rev., “B”, 6%, 2018	925,000	901,792
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009	170,000	167,906
Lakes by the Bay South Community Development District, FL, Rev., “B”, 5.3%, 2009	600,000	596,076
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	110,000	86,869
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	420,000	387,479
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	380,000	321,700
Magnolia Park Community Development District, FL, Special Assessment Rev., “A”, 6.15%, 2039	1,165,000	1,020,528
Main Street Community Development District, FL, “A”, 6.8%, 2038	565,000	562,842
Main Street Community Development District, FL, “B”, 6.9%, 2017	420,000	418,610
Markham, IL, Tax Increment Rev., 9%, 2012	750,000	753,743
Middle Village Community Development District, FL, Special Assessment, “B”, 5%, 2009	145,000	143,456
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	650,000	573,781
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	440,000	313,584
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	410,000	358,381
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	160,000	137,426
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	235,000	235,973
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	240,000	188,726
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	260,000	232,690
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	1,000,000	783,870

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	$170,000	$159,764
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	350,000	303,198
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	355,000	328,439
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	405,000	389,987
Parker Road Community Development District, FL, “A”, 5.6%, 2038	340,000	276,318
Parkway Center, Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	1,085,000	1,008,008
Paseo, FL, Community Development District, “B”, 4.875%, 2010	435,000	417,178
Preserve at Wilderness Lake, FL, Community Development District, Capital Improvement, “B”, 5%, 2009	30,000	29,766
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	245,000	208,983
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013	870,000	792,239
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	210,000	207,652
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	800,000	738,320
Tolomato Community Development District, FL, Special Assessment Rev., 6.65%, 2040	1,070,000	1,019,796
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	790,000	685,033
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039	210,000	167,032
Villasol Community Development District, FL, Special Assessment Rev., “B”, 5.375%, 2008	160,000	160,000
Watergrass Community Development District, FL, “A”, 5.375%, 2039	420,000	330,128
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	770,000	735,389
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	345,000	318,197

		$24,813,770
Tobacco - 9.1%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027	$3,640,000	$3,625,112
Buckeye Tobacco Settlement Financing Authority, 6%, 2042	220,000	201,901
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2030	6,065,000	5,703,890
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 5.875%, 2047	1,905,000	1,678,705
Buckeye, OH, Tobacco Settlement Rev., Asset Backed, “A-2”, 6.5%, 2047	1,420,000	1,380,879

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset Backed (Gold Country), 0%, 2033	$1,285,000	$228,948
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County, “A”, 0% to 2010, 5.65% to 2041	485,000	342,337
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	1,630,000	1,576,292
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “A”, 0%, 2050	4,000,000	200,520
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, “B”, 0%, 2055	4,000,000	125,400
District of Columbia, Tobacco Settlement, 6.25%, 2024	990,000	995,722
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 2008 (c)	85,000	85,175
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	1,000,000	1,205,960
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	3,270,000	455,053
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	1,635,000	1,482,683
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	1,435,000	1,380,025
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,125,000	1,024,459
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	765,000	822,941
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	15,000	17,649
Rhode Island Tobacco Settlement Financing Corp., “A”, 0%, 2052	11,115,000	406,476
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2036	2,115,000	283,029
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-Santa Clara), “A”, 0%, 2041	1,560,000	143,348
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2022	1,260,000	1,271,831
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2028	1,075,000	1,082,149
Washington Tobacco Settlement Authority, 6.5%, 2026	150,000	153,371

		$25,873,855
Toll Roads - 1.6%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, MBIA, 0%, 2027	$4,115,000	$1,394,368
Niagara Falls, NY, Bridge Commission Toll Rev., FGIC, 5.25%, 2015	3,000,000	3,208,020

		$4,602,388

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Transportation - Special Tax - 1.4%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$2,900,000	$3,669,892
Utah Transit Authority Sales Tax Rev., “A”, MBIA, 0%, 2028	950,000	319,029

		$3,988,921
Universities - Colleges - 2.7%
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	$420,000	$390,214
Foothill-DE Anza Community College District, CA, Capital Appreciation, “B”, AMBAC, 0%, 2034	785,000	185,229
Harrisburg, PA, University of Science, “A”, 5.4%, 2016	235,000	230,664
Houston, TX, Community College Systems, MBIA, 7.875%, 2025	2,500,000	2,864,750
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	400,000	411,984
Louisiana State University (Health Sciences Center Project), MBIA, 6.375%, 2031	2,500,000	2,657,775
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.), 6.5%, 2009 (c)	625,000	671,369
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, MBIA, 5%, 2034	300,000	305,655

		$7,717,640
Universities - Dormitories - 0.2%
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	$370,000	$350,786
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	380,000	346,085

		$696,871
Universities - Secondary Schools - 2.7%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$545,000	$615,610
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	1,000,000	1,166,870
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	770,000	689,997
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School Project), 6%, 2041	815,000	763,036
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	430,000	368,691
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	945,000	781,326

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	$140,000	$116,168
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	150,000	143,112
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	1,000,000	1,032,930
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter Schools), “C”, 6.75%, 2031	495,000	502,356
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	500,000	440,680
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	285,000	250,187
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	795,000	729,230

		$7,600,193
Utilities - Cogeneration - 0.8%
Alaska Industrial Development Export Authority, Power Rev., Upper Lynn Canal Regional Power, 5.8%, 2018	$830,000	$809,590
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Colver), “G”, 5.125%, 2015	350,000	336,914
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), 6.4%, 2009	150,000	150,171
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	1,000,000	1,000,650

		$2,297,325
Utilities - Investor Owned - 6.6%
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), “A”, 5.375%, 2019	$500,000	$456,505
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (a)	2,205,000	2,074,310
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (a)	85,000	75,370
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co., LLC), 5%, 2041	835,000	541,589
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), 5.95%, 2028	2,270,000	2,269,773
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	2,195,000	2,202,441
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	2,105,000	2,050,060

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Matagorda County, TX (CenterPoint Energy), 5.6%, 2027	$1,500,000	$1,317,540
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	1,655,000	1,480,100
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	800,000	851,520
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), 6%, 2021	1,000,000	1,020,970
Red River, TX, Authority Pollution Control (AEP Texas Central Co.), MBIA, 4.45%, 2020	815,000	797,836
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	340,000	251,216
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (a)	290,000	272,812
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2015	1,500,000	1,500,420
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2016	1,000,000	1,004,560
Yuma County, AZ, Industrial Development Authority (Far West Water & Sewer, Inc.), 6.375%, 2037	735,000	683,072

		$18,850,094
Utilities - Municipal Owned - 2.6%
North Carolina Eastern Municipal Power Agency, Power Systems Rev., “A”, 5.55%, 2014	$2,150,000	$2,212,264
North Carolina Municipal Power Agency, Catawba Electric Rev., “B”, 6.5%, 2020	2,000,000	2,099,580
Seattle, WA, Municipal Light & Power Rev., 5.625%, 2017	3,000,000	3,158,460

		$7,470,304
Utilities - Other - 0.5%
Main Street Natural Gas, Inc., GA, Gas Project Revenue, “A”, 5.5%, 2026	$285,000	$267,512
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	1,280,000	1,145,011

		$1,412,523
Water & Sewer Utility Revenue - 0.3%
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031	$205,000	$196,644
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer Systems Project, “N”, FSA, 5%, 2030	710,000	727,438

		$924,082
Total Municipal Bonds (Identified Cost, $424,204,434)		$417,233,716

Portfolio of Investments (unaudited) – continued

Floating Rate Demand Notes - 2.1%
Issuer	Shares/Par	Value ($)

East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 2.28%, due 5/01/08	$100,000	$100,000
Jacksonville, FL, Pollution Control Rev. (Florida Power & Light Co.), 2.45%, due 5/01/08	2,000,000	2,000,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 2.28%, due 5/01/08	500,000	500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 2.48%, due 5/01/08	400,000	400,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 2.48%, due 5/01/08	2,995,000	2,995,000
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.), 2.52%, due 5/01/08	100,000	100,000
Total Floating Rate Demand Notes, at Identified Cost		$6,095,000
Total Investments (Identified Cost, $430,299,434) (k)		$423,328,716

Other Assets, Less Liabilities - 0.5%		1,532,399
Preferred shares (issued by the fund) - (49.1)%		$(140,000,000)
Net Assets applicable to common shares - 100.0%		$284,861,115

(a)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(k)	As of April 30, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $417,233,716 and 98.56% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,801,742, representing 3.8% of net assets, applicable to common shares.

(p)	Primary inverse floater.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

Futures contracts outstanding at 4/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 yr (Short)	130	$15,055,625	Jun-08	$(200,186)
U.S. Treasury Bond 30 yr (Short)	72	8,416,125	Jun-08	(145,939)
				$(346,125)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/08

Interest Rate Swaps

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
5/14/18	USD 22,500,000	Merrill Lynch Capital Services	7-day BMA	3.865% (fixed rate)	$(1,078,285)

At April 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

BMA	Bond Market Assn.
COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers		Inverse Floaters
AMBAC	AMBAC Indemnity Corp.	INFLOS	Inverse Floating Security
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
XLCA	XL Capital Insurance Co.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $430,299,434)	$423,328,716
Cash	65,526
Receivable for investments sold	1,313,118
Interest receivable	8,368,099
Other assets	27,180
Total assets		$433,102,639
Liabilities
Distributions payable on common shares	$237
Distributions payable on preferred shares	48,708
Payable for daily variation margin on open futures contracts	111,094
Payable for investments purchased	5,234,852
Payable to the holder of the floating rate certificate from trust assets	1,500,000
Swaps, at value	1,078,285
Payable to affiliates
Management fee	18,477
Transfer agent and dividend disbursing costs	10,457
Administrative services fee	248
Payable for independent trustees’ compensation	108,886
Payable for interest expense and fees	14,372
Accrued expenses and other liabilities	115,908
Total liabilities		$8,241,524
Preferred shares
Series T and Series TH auction preferred shares (5,600 shares issued and outstanding at $25,000 per share) at liquidation value		$140,000,000
Net assets applicable to common shares		$284,861,115
Net assets consist of
Paid-in capital – common shares	$316,107,195
Unrealized appreciation (depreciation) on investments	(8,395,128)
Accumulated net realized gain (loss) on investments	(25,741,854)
Undistributed net investment income	2,890,902
Net assets applicable to common shares		$284,861,115
Preferred shares, at value (5,600 shares issued and outstanding at $25,000 per share)		140,000,000
Net assets including preferred shares		$424,861,115
Common shares of beneficial interest outstanding		40,321,699
Net asset value per common share (net assets of $284,861,115/40,321,699 shares of beneficial interest outstanding)		$7.06

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income		$13,523,761
Expenses
Management fee	$1,708,614
Transfer agent and dividend disbursing costs	40,033
Administrative services fee	28,120
Independent trustees’ compensation	24,123
Stock exchange fee	17,836
Preferred shares remarketing agent fee	174,720
Custodian fee	58,429
Shareholder communications	17,796
Auditing fees	30,129
Legal fees	7,982
Interest expense and fees	66,470
Miscellaneous	63,992
Total expenses		$2,238,244
Fees paid indirectly	(10,723)
Reduction of expenses by investment adviser	(697)
Net expenses		$2,226,824
Net investment income		$11,296,937
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(144,531)
Futures contracts	11,555
Swap transactions	(1,000,000)
Net realized gain (loss) on investments		$(1,132,976)
Change in unrealized appreciation (depreciation)
Investments	$(22,745,539)
Futures contracts	(346,125)
Swap transactions	(567,353)
Net unrealized gain (loss) on investments		$(23,659,017)
Net realized and unrealized gain (loss) on investments		$(24,791,993)
Distributions declared to preferred shareholders		$(2,591,052)
Change in net assets from operations		$(16,086,108)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/08 (unaudited)	Year ended 10/31/07
Change in net assets
From operations
Net investment income	$11,296,937	$22,971,136
Net realized gain (loss) on investments	(1,132,976)	984,302
Net unrealized gain (loss) on investments	(23,659,017)	(15,024,046)
Distributions declared to preferred shareholders	(2,591,052)	(5,165,360)
Change in net assets from operations	$(16,086,108)	$3,766,032
Distributions declared to shareholders
From net investment income	$(9,181,797)	$(18,606,311)
Net asset value of shares issued to common shareholders in reinvestment of distributions	$438,523	$1,432,077
Total change in net assets	$(24,829,382)	$(13,408,202)
Net assets
At beginning of period	309,690,497	323,098,699
At end of period (including undistributed net investment income of $2,890,902 and $3,366,814, respectively)	$284,861,115	$309,690,497

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
			2007		2006	2005	2004	2003

Net asset value, beginning of period	$7.69		$8.06		$7.92	$7.86	$7.69	$7.61
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.57	(z)	$0.58	$0.59	$0.60	$0.61
Net realized and unrealized gain (loss) on investments	(0.62)		(0.35	)(z)	0.17	0.10	0.16	0.04
Distributions declared to preferred shareholders	(0.06)		(0.13)		(0.12)	(0.08)	(0.04)	(0.04)
Total from investment operations	$(0.40)		$0.09		$0.63	$0.61	$0.72	$0.61
Less distributions declared to shareholders
From net investment income, common shares	$(0.23)		$(0.46)		$(0.49)	$(0.55)	$(0.55)	$(0.53)
Net asset value, end of period	$7.06		$7.69		$8.06	$7.92	$7.86	$7.69
Common share market value, end of period	$7.49		$7.31		$8.20	$8.27	$7.83	$7.49
Total return at common market value (%) (p)	5.80	(n)	(5.48)		5.41	13.18	12.22	12.51
Total return at net asset value (%)	(5.20	)(n)	1.17		8.24	7.92	9.72	8.53
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.52	(a)	1.47		1.45	1.44	1.46	1.51
Expenses after expense reductions (f)(p)	1.52	(a)	1.47		1.45	1.44	1.46	N/A
Expenses after expense reductions and excluding interest expense and fees (f)(l)(p)	1.48	(a)	1.40		1.45	1.44	1.46	1.51
Net investment income (p)	7.69	(a)	7.23	(z)	7.30	7.45	7.70	7.98
Portfolio turnover	13		24		17	14	9	11
Net assets at end of period (000 Omitted)	$284,861		$309,690		$323,099	$316,196	$312,825	$305,383

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
			2007	2006	2005	2004	2003

Supplemental Ratios (%):
Ratio of expenses to average net assets including preferred shares and excluding interest expense and fees (f)(p)	1.00	(a)	0.97	1.00	0.99	1.00	1.03
Preferred shares dividends (y)	1.77	(a)	1.63	1.46	0.95	0.49	0.48
Net investment income available to common shares	5.92	(a)	5.60	5.84	6.49	7.22	7.50
Senior Securities:
Total preferred shares outstanding	5,600		5,600	5,600	5,600	5,600	5,600
Asset coverage per preferred share (k)	$75,844		$80,302	$82,696	$81,464	$80,862	$79,533
Involuntary liquidation preference per preferred share (m)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Average market value per preferred share (m)(x)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(a)	Annualized
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	Calculated by subtracting the fund’s total liabilities (not including preferred shares) from the fund’s total assets and dividing this number by the number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(m)	Amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(n)	Not annualized
(p)	Ratio excludes dividend payment on auction preferred shares.
(x)	Average market value represents the approximate fair value of the fund’s liability.
(y)	Ratio is based on average net assets applicable to common shares.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities during the year that resulted in an increase of $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.49% to the net investment income ratio for the year ended October 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Municipal Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be

Notes to Financial Statements (unaudited) – continued

reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include futures contracts and swap agreements.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

Notes to Financial Statements (unaudited) – continued

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holder of the floating rate certificate from trust assets”. At April 30, 2008, the fund’s payable to the holder of the floating rate certificate from trust assets was $1,500,000. The weighted average interest rate on the floating rate certificates issued by the trust was 2.48%. Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred. For the six months ended April 30, 2008, interest expense and fees in connection with self-deposited inverse floaters was $66,470. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced

Notes to Financial Statements (unaudited) – continued

disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first

Notes to Financial Statements (unaudited) – continued

day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. The fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

10/31/07
Ordinary income (including any short-term capital gains)	$113,468
Tax-exempt income	23,658,203
$23,771,671

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/08
Cost of investments	$427,540,588
Gross appreciation	13,108,752
Gross depreciation	(18,820,624)
Net unrealized appreciation (depreciation)	$(5,711,872)

As of 10/31/07
Undistributed ordinary income	$162,969
Undistributed tax-exempt income	3,449,678
Capital loss carryforwards	(26,266,311)
Other temporary differences	(763,803)
Net unrealized appreciation (depreciation)	17,439,292

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/09	$ (899,441)
10/31/10	(2,883,947)
10/31/11	(10,944,821)
10/31/12	(1,858,513)
10/31/13	(9,679,589)
$(26,266,311)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average weekly net assets (including the value of the auction preferred shares) and 6.32% of gross income. Gross income is calculated based on tax rules that generally include the amortization of premium and exclude the accretion of market discount, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.79% of the fund’s average daily net assets including preferred shares.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC), monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended

Notes to Financial Statements (unaudited) – continued

April 30, 2008, these fees paid to MFSC amounted to $13,163. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2008, these costs amounted to $3,903.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500. The administrative services fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.013% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $3,859. This amount is included in independent trustees’ compensation for the six months ended April 30, 2008. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $97,616 at April 30, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2008, the fee paid by the fund to Tarantino LLC was $1,231 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $697, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $56,474,977 and $66,832,203, respectively.

(5)	Shares of Beneficial Interest

The trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the trust of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2008, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 4/30/08		Year ended 10/31/07
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	61,840	$438,523	179,155	$1,432,077

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2008, the fund’s commitment fee and interest expense on the line of credit were $664 and $0, respectively, and are included in miscellaneous expense and interest expense and fees, respectively, on the Statement of Operations.

(7)	Auction Preferred Shares

The fund issued 2,800 shares of Auction Preferred Shares (APS), series T and 2,800 of APS, series TH. Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. If the APS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on APS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on APS is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for APS issued by closed end funds, including MFM, have consistently failed because of insufficient

Notes to Financial Statements (unaudited) – continued

demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, APS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for APS, they do not constitute a default or automatically alter the credit quality of the APS, and APS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended April 30, 2008, the APS dividend rates ranged from 2.61% to 4.10%. These developments with respect to APS do not affect the management or investment policies of the fund. However, one implication of these auction failures for Common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future Common share earnings may be lower than they otherwise would have been.

The fund pays an annual fee equivalent to 0.25% of the preferred share liquidation value for remarketing efforts associated with the preferred auction. The APS are redeemable at the option of the fund in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The fund is required to maintain certain asset coverage with respect to the APS as defined in the trust’s By-Laws and the Investment Company Act of 1940.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Municipal Income Trust:

We have reviewed the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Income Trust (the “Trust”) as of April 30, 2008, and the related statement of operations, statement of changes in net assets, and financial highlights for the six-month period ended April 30, 2008. These interim financial statements and financial highlights are the responsibility of the Trust’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2007, and financial highlights for each of the five years in the period ended October 31, 2007, and in our report dated December 17, 2007, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

June 17, 2008

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s investment advisory agreement is available by clicking on the fund’s name under “Products and Performance” and then “Closed-End Funds” MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

Investor Information

Transfer Agent, Registrar and Dividend Disbursing Agent

Call	1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time

Write to:	Computershare Trust Company, N.A. P.O. Box 43078 Providence, RI 02940-3078

Number of Shareholders

As of April 30, 2008, our records indicate that there are 2,032 registered shareholders and approximately 12,203 shareholders owning trust shares in “street” name, such as through brokers, banks, and other financial intermediaries.

If you are a “street” name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

1-800-637-2304

500 Boylston Street, Boston, MA 02116

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Municipal Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/1/07 – 11/30/07	0	N/A	0	4,016,342
12/1/07 – 12/31/07	0	N/A	0	4,016,342
1/1/08 – 1/31/08	0	N/A	0	4,016,342
2/1/08 – 2/28/08	0	N/A	0	4,016,342
3/1/08 – 3/31/08	0	N/A	0	4,026,586
4/1/08 – 4/30/08	0	N/A	0	4,026,586
Total	0	N/A	0

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2008 plan year is 4,026,586.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: June 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: June 17, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2008

*	Print name and title of each signing officer under his or her signature.